CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Apr. 28, 2020	Apr. 23, 2020	Mar. 06, 2020	Jan. 16, 2020
Shares subject to possible redemption, price per share		$ 10.00	$ 10.00
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A ordinary shares
Shares subject to possible redemption, par value per share	$ 0.0001	$ 0.0001
Shares subject to possible redemption, shares authorized	500,000,000	500,000,000
Shares subject to possible redemption	39,348,103	39,461,012
Shares subject to possible redemption, price per share	$ 10.00	$ 10.00
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	2,051,897	1,938,988
Ordinary shares, shares outstanding	2,051,897	1,938,988
Class B ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	15,350,000	15,350,000		15,350,000	13,625,000	2,875,000
Ordinary shares, shares outstanding	15,350,000	15,350,000		15,350,000	13,625,000	2,875,000